Cover	Mar. 10, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 27, 2024, T1 Energy Inc., formerly FREYR Battery, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) to report the completion of the previously announced transactions contemplated under a transaction agreement (the “Transaction Agreement”) entered into with Trina Solar (Schweiz) AG, an entity organized under the laws of Switzerland on November 6, 2024 for the acquisition of all legal and beneficial ownership in the shares of capital stock of Trina Solar (U.S.) Holding Inc., a Delaware corporation (the “Target”), which owns, directly or indirectly, all legal and beneficial ownership in the shares of capital stock of, or other ownership, membership or equity interest in (a) Trina Solar US Manufacturing Holding Inc., a Delaware corporation, (b) Trina Solar US Manufacturing Module Associated Entity 1, LLC, a Texas limited liability company, (c) Trina Solar US Manufacturing Module 1, LLC, a Texas limited liability company, and (d) Trina Solar US Manufacturing Cell 1, LLC, an Oklahoma limited liability company.
Document Period End Date	Mar. 10, 2025
Entity File Number	333-274434
Entity Registrant Name	T1 Energy Inc.
Entity Central Index Key	0001992243
Entity Tax Identification Number	93-3205861
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1211 E 4th St.
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78702
City Area Code	409
Local Phone Number	599-5706
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TE
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Common Stock at an exercise price for $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Common Stock at an exercise price for $11.50 per share
Trading Symbol	TE WS
Security Exchange Name	NYSE